Going concern (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 21, 2017	Dec. 31, 2014
Restructuring of Grupo TMM [Abstract]
Percentage of shares transferred	100.00%
Consolidated debt reduction, amount	$ 10,400,000
Gain from the loss of control of subsidiary	3,458,467	$ 0	$ 0
Stockholders' equity	$ 2,229,062	$ 963,990	$ 431,806		$ 637,545
TMM DM [Member]
Restructuring of Grupo TMM [Abstract]
Percentage of shares transferred				85.00%
Minimum [Member]
Going concern [Abstract]
Percentage of shipping service reduced by main customer	50.00%	50.00%